Agreements - Expense Payments and Related Reimbursement Payments (Details) - USD ($) $ in Thousands	1 Months Ended													12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Investment Company, Financial Highlights [Line Items]
Expense Support from the Adviser													$ 1,449	$ 16,762
Expense Support and Conditional Reimbursement Agreement | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Expense Support from the Adviser	$ 1,144	$ 1,637		$ 1,636	$ 2,300	$ 2,502	$ 2,253	$ 1,312	$ 1,083	$ 916	$ 891	$ 1,088	1,449
Recoupment of Expense Support	0	0	$ 0	0	0	0	0	0	0	0	0	0	0
Expense Support No Longer Eligible for Reimbursement	0	0	$ 0	0	0	0	0	0	0	0	0	0	0
Unreimbursed Expense Support	$ 1,144	$ 1,637		$ 1,636	$ 2,300	$ 2,502	$ 2,253	$ 1,312	$ 1,083	$ 916	$ 891	$ 1,088	$ 1,449	$ 1,144
Ratio of Operating Expense to Average Net Assets for the Period	1.08%	1.18%	1.20%	1.66%	1.94%	1.16%	2.48%	2.47%	2.99%	3.63%	3.53%	4.56%	5.04%
Annualized Distribution Ratios for the Period	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0